Variable Interest Entities (Tables)	6 Months Ended
Jun. 30, 2026
Variable Interest Entities [Abstract]
Schedule of Financial Statement of VIEs

The following financial statement amounts and balances of the VIEs were included in the accompanying unaudited interim condensed consolidated financial statements after elimination of intercompany transactions and balances:

	June 30, 2026	December 31, 2025
Current assets	$54,187,626	$37,244,260
Non-current assets	15,578,800	17,092,057
Total assets	69,766,426	54,336,317
Current liabilities	13,121,558	18,099,856
Non-current liabilities	3,054,676	3,315,122
Total Liabilities	16,176,234	21,414,978
Net assets	$53,590,192	$32,921,339

	Six Months Ended June 30,
	2026	2025
Revenues	$33,380,930	$28,129,714
Gross profit	7,253,731	7,121,544
Income before income tax expenses	6,958,007	4,910,906
Net income	$5,316,766	$3,826,300
	Six Months Ended June 30,
	2026	2025
Net cash (used in) / provided by operating activities	$812,574	$(1,732,472)
Net cash used in investing activities	353,812	-
Net cash used in financing activities	(84,088)	(25,516)